Income Taxes Components of Net Deferred Tax Liability (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred Tax Liability Not Recognized [Line Items]
Valuation allowance	$ 94,000,000	$ 3,000,000
Deferred Tax Assets, Tax Credit Carryforwards, Alternative Minimum Tax	270,000,000	4,000,000
Increase in Tax Liability Attributable to Southern Union	(1,428,000,000)
Increase in Tax Liability Attributable to Sunoco Acquisition	(1,989,000,000)
Tax Provision (including discontinued operations)	(62,000,000)
Deferred income taxes	(51,000,000)	(1,000,000)	(4,000,000)
Deferred Tax Liabilities, Gross	(3,696,000,000)	(214,000,000)
Net deferred income tax liability	710,000,000	5,000,000
Other Deferred Tax Liability [Member]
Deferred Tax Liability Not Recognized [Line Items]
Deferred income taxes	$ 3,000,000